--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT (NO. 333-11763) UNDER
                           THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 6

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 7

                             VANGUARD TREASURY FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE

   on March 19, 1999, pursuant to Rule 485(b) of the Securities Act of 1933.


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Registration Statement becomes effective.


     WE HAVE ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES UNDER THIS REGISTRATION STATEMENT PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. WE FILED OUR RULE 24f-2 NOTICE FOR THE PERIOD ENDED NOVEMBER 30, 1998 ON FEBRUARY 23, 1999.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             VANGUARD TREASURY FUND

                             CROSS REFERENCE SHEET


FORM N-1A
ITEM NUMBER                                                                  LOCATION IN PROSPECTUS
    Item 1.   Front and Back Cover Pages...........................   Front and Back Cover Pages
    Item 2.   Risk/Return Summary: Investments, Risks and
              Performance..........................................   Fund Profile
    Item 3.   Risk/Return Summary: Fee Table.......................   Fee Table
    Item 4.   Investment Objectives, Principal Investment
              Strategies, and Related Risks........................   A Word About Risk; Who Should Invest;
                                                                      Primary Investment Strategies
    Item 5.   Management's Discussion of Fund Performance..........   Herein incorporated by reference to
                                                                      Registrant's Annual Report to
                                                                      Shareholders dated November 30, 1998
                                                                      filed with the Securities & Exchange
                                                                      Commission's EDGAR system on January
                                                                      27, 1999
    Item 6.   Management, Organization, and Capital Structure......   The Fund and Vanguard; Investment
                                                                      Adviser
    Item 7.   Shareholder Information..............................   Share Price; Dividends and Taxes;
                                                                      Investing with Vanguard
    Item 8.   Distribution Arrangements............................   Not Applicable
    Item 9.   Financial Highlights Information.....................   Financial Highlights
FORM N-1A                                                                     LOCATION IN STATEMENT
ITEM NUMBER                                                                 OF ADDITIONAL INFORMATION
   Item 10.   Cover Page and Table of Contents.....................   Cover Page; Table of Contents
   Item 11.   Fund History.........................................   Description of the Trust
   Item 12.   Description of the Fund and Its Investments and
              Risks................................................   Description of the Trust; Investment
                                                                      Policies; Fundamental Investment
                                                                      Limitations
   Item 13.   Management of the Fund...............................   Management of the Trust
   Item 14.   Control Persons and Principal Holders of
              Securities...........................................   Management of the Trust
   Item 15.   Investment Advisory and Other Services...............   Investment Advisory Services
   Item 16.   Brokerage Allocation and Other Practices.............   Not Applicable
   Item 17.   Capital Stock and Other Securities...................   Description of the Trust
   Item 18.   Purchase, Redemption and Pricing of Shares...........   Purchase of Shares; Redemption of
                                                                      Shares; Share Price
   Item 19.   Taxation of the Fund.................................   Description of the Trust
   Item 20.   Underwriters.........................................   Not Applicable
   Item 21.   Calculations of Performance Data.....................   Yield and Total Return; Calculation
                                                                      of Yield
   Item 22.   Financial Statements.................................   Financial Statements

VANGUARD PRIME MONEY MARKET FUND
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD TREASURY MONEY MARKET FUND

Prospectus
March 19, 1999

A Group of Money Market Mutual Funds


                                    CONTENTS

1     FUND PROFILES

      1     Vanguard Prime Money Market Fund

      4     Vanguard Federal Money Market Fund

      6     Vanguard Treasury Money Market Fund

8     MORE ON THE FUNDS

11    THE FUNDS AND VANGUARD

11    INVESTMENT ADVISER

12    YEAR 2000 CHALLENGE

12    DIVIDENDS AND TAXES

13    SHARE PRICE

13    FINANCIAL HIGHLIGHTS

15    INVESTING WITH VANGUARD

15    SERVICES AND ACCOUNT FEATURES

16    TYPES OF ACCOUNTS

16    BUYING SHARES

18    REDEEMING SHARES

21    TRANSFERRING REGISTRATION

22    FUND AND ACCOUNT UPDATES

GLOSSARY (inside back cover)


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and policies of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE

The Prime Money Market Fund features two separate classes of shares: Investor Shares and Institutional Shares. Prime Money Market Fund Investor Shares has an investment minimum of $3,000, and is available through this prospectus (for individual investors) and through a separate prospectus (for participants in employer-sponsored retirement or savings plans). Prime Money Market Fund Institutional Shares has an investment minimum of $10 million, and is available through a separate prospectus. Prime Money Market Fund Investor Shares and Prime Money Market Fund Institutional Shares do not have the same expenses; as a result, the performance of these separate classes could differ.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE -- VANGUARD PRIME MONEY MARKET FUND

The following profile summarizes key features of Vanguard Prime Money Market
Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with a maturity of 397 days or less, and by maintaining an average maturity of 90 days or less. To be considered high quality, a security is generally rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. For more information about security selection, see pages 8-10.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME -- AND THUS ITS TOTAL RETURN -- TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.


   AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


                                  [BAR GRAPH]

      -------------------------------------------------------------------------------
                                      ANNUAL TOTAL RETURNS
      -------------------------------------------------------------------------------
      1989     1990     1991     1992    1993    1994    1995    1996    1997    1998
      -------------------------------------------------------------------------------
      9.39%    8.27%    6.14%    3.74%   3.01%   4.08%   5.82%   5.29%   5.44%   5.38%
      -------------------------------------------------------------------------------




   During the period shown in the bar chart, the highest return for a calendar quarter was 2.43% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

2

      --------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      --------------------------------------------------------------------------------
                                                         1 YEAR    5 YEARS    10 YEARS
      --------------------------------------------------------------------------------
      Vanguard Prime Money Market Fund                   5.38%     5.20%      5.64%
      Lipper Money Market Fund Average                   4.84      4.71       5.16
      --------------------------------------------------------------------------------

   If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                            None
      Redemption Fees:                                                                None
      Exchange Fees:                                                                  None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                            0.29%
      12b-1 Distribution Fees:                                                        None
      Other Expenses:                                                                 0.04%
         TOTAL ANNUAL FUND OPERATING EXPENSES:                                        0.33%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      --------------------------------------------------------------------------------
                      1 Year            3 Years           5 Years          10 Years
      --------------------------------------------------------------------------------
                        $34              $106              $185              $418
      --------------------------------------------------------------------------------



   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS
Declared daily and paid on the first business day of each month

INVESTMENT ADVISER
Vanguard Fixed Income Group, Valley Forge, Pa., since 1981

INCEPTION DATE
June 4, 1975


NET ASSETS AS OF NOVEMBER 30, 1998
$33.7 billion


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION*
VangPr

VANGUARD FUND NUMBER
030

CUSIP NUMBER
922906201

TICKER SYMBOL
VMMXX

*Money market funds are listed separately from other newspaper mutual fund listings.

4

FUND PROFILE -- VANGUARD FEDERAL MONEY MARKET FUND

The following profile summarizes key features of Vanguard Federal Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests in high-quality, short-term money market instruments whose interest and principal payments are backed by the full faith and credit of the U.S. government, or by an agency of the government (these agency securities do not have the same backing). The Fund will maintain an average maturity of 90 days or less. For more information about security selection, see pages 8 -- 10.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME -- AND THUS ITS TOTAL RETURN -- TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.



   An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


                                  [BAR GRAPH]

      ----------------------------------------------------------------------------------------
                                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------------------------------------------
      1989     1990      1991      1992     1993     1994     1995     1996    1997      1998
      ----------------------------------------------------------------------------------------
      9.39%    8.27%     5.96%     3.68%    3.01%    4.08%    5.82%    5.29%    5.44%    5.38%
      ----------------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 2.37% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

      -------------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      -------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS
      -------------------------------------------------------------------------------------
      Vanguard Federal Money Market Fund                       5.31%     5.14%     5.54%
      Lipper U.S. Government Money Market Fund Average         4.89      4.67      5.08
      -------------------------------------------------------------------------------------

   If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                            None
      Redemption Fees:                                                                None
      Exchange Fees:                                                                  None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                            0.29%
      12b-1 Distribution Fees:                                                        None
      Other Expenses:                                                                 0.04%
         TOTAL ANNUAL FUND OPERATING EXPENSES:                                        0.33%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      --------------------------------------------------------------------------------
                      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      --------------------------------------------------------------------------------
                        $34              $106              $185              $418
      --------------------------------------------------------------------------------


   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION

DIVIDENDS
Declared daily and paid on the first business day of each month

INVESTMENT ADVISER
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 13, 1981


NET ASSETS AS OF NOVEMBER 30, 1998
$4.3 billion


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION*
VangFdl

VANGUARD FUND NUMBER
030

CUSIP NUMBER
922906300

TICKER SYMBOL
VMFXX


* Money market funds are listed separately from other newspaper mutual fund listings.

6


FUND PROFILE -- VANGUARD TREASURY MONEY MARKET FUND

The following profile summarizes key features of Vanguard Treasury Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the Fund's assets may be invested in securities issued by the U.S. Treasury and other government agencies. The Fund will maintain an average maturity of 90 days or less. For more information about security selection, see pages 8 -- 10.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME -- AND THUS ITS TOTAL RETURN -- TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.


   AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                                  [BAR GRAPH]

      ----------------------------------------------------------------------------------------
                                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------------------------------------------
      1989     1990      1991      1992     1993     1994     1995     1996    1997      1998
      ----------------------------------------------------------------------------------------
      8.87%    7.94%     5.73%     3.53%    2.86%    3.81%    5.49%    5.09%    5.12%    5.00%
      ----------------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 2.26% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.69% (quarter ended June 30, 1993).

      --------------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      --------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS    10 YEARS
      --------------------------------------------------------------------------------------
      Vanguard Treasury Money Market Fund                      5.00%     4.90%      5.33%
      Lipper U.S. Treasury Money Market Fund Average           4.69      4.61       5.08

   If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                            None
      Redemption Fees:                                                                None
      Exchange Fees:                                                                  None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                            0.29%
      12b-1 Distribution Fees:                                                        None
      Other Expenses:                                                                 0.04%
                 TOTAL ANNUAL FUND OPERATING EXPENSES:                                0.33%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      -----------------------------------------------------------------------
                1 YEAR            3 YEARS           5 YEARS          10 YEARS
      -----------------------------------------------------------------------
                  $34              $106              $185              $418
      -----------------------------------------------------------------------


   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION

DIVIDENDS
Declared daily and paid on the first business day of each month

INVESTMENT ADVISER
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

INCEPTION DATE
March 9, 1983


NET ASSETS AS OF NOVEMBER 30, 1998
$3.9 billion


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION*
VangTrsy

VANGUARD FUND NUMBER
050

CUSIP NUMBER
921948105

TICKER SYMBOL
VMPXX


* Money market funds are listed separately from other newspaper mutual fund listings.

8


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.
--------------------------------------------------------------------------------

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard Money Market Funds, including market exposure, security selection, and costs and market-timing. You will also find detailed risk information about the Funds throughout these sections.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments -- also known as cash reserves -- that are considered short-term (that is, they mature in 13 months or less). Each Fund will maintain an average maturity of 90 days or less.

[FLAG GRAPHIC] Each Fund is subject to income risk, which is the possibility that a Fund's dividends (that is, income) will decline because of falling interest rates. Because the Funds' income is based on short-term interest rates -- which can fluctuate significantly over short periods -- income risk is expected to be high for all three Funds.

   To illustrate how the yields of short-term securities can fluctuate as interest rates rise and fall, the following chart shows month-end yields for short-term securities (as represented by 90-day Treasury bills) and long-term securities (as represented by 30-year U.S. Treasury bonds) over the past five years.

            SHORT-TERM AND LONG-TERM MONTH-END YIELDS (1994-1998)


                                  [LINE CHART]



      -----------------------------------------------------------------------
      These yields reflect past performance; you should not regard them as an indication of future returns from either Treasury bills or bonds as a whole, or any of the Funds in particular.
      -----------------------------------------------------------------------


SECURITY SELECTION

Vanguard Fixed Income Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (for example, the U.S. government, U.S. government agencies, financial institutions). The Funds are generally managed without regard to tax ramifications.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    CONVERSION PERIOD FOR MONEY MARKET FUNDS

Before it can begin earning dividends, your investment in a money market fund must be converted to "federal funds," which are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs -- and which fund advisers must use to pay for the securities they buy. Conversion of your money market investment to federal funds is done by the fund management and usually takes one business day. Because of this conversion period, your money market account will be credited on the business day following the day your investment is received. You will begin earning dividends on your investment on the next calendar day. For example, if your check is received on a Thursday before the close of trading on the New York Stock Exchange, your account will be credited the next business day (Friday) and you will begin earning dividends on Saturday.
--------------------------------------------------------------------------------

[FLAG GRAPHIC] EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE POSSIBILITY
               THAT THE ADVISER MAY DO A POOR JOB OF SELECTING SECURITIES.


   The Prime Money Market Fund invests primarily in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a corporation with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's, and in securities that are considered suitable for the Federal Money Market Fund (see below).

   The Prime Money Market Fund may also invest in Eurodollar and Yankee obligations, which are primarily certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the possibility that a foreign government will not let U.S. dollar-denominated assets leave the country; the possibility that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and the possibility that adverse political or economic developments will affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as the issuers of domestic securities.


   The Federal Money Market Fund invests in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government or by an agency of the government (these agency securities may not be backed by the full faith and credit of the U.S. government). These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, the Tennessee Valley Authority, and the Federal Land Bank.

   The Treasury Money Market Fund invests solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities. The remainder of the Fund's assets may include securities issued by the U.S. Treasury and other government agencies, such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.


[FLAG GRAPHIC] EACH FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH
               IS THE POSSIBILITY THAT THE ISSUER OF A SECURITY WILL BE UNABLE TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


   The three Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.

   In relative terms, the Treasury Money Market Fund, which invests in securities backed by the full faith and credit of the U.S. government, offers the lowest credit risk -- and generally the lowest yield -- of the three Funds.

   Not all of the securities included in the Federal Money Market Fund are backed by the full faith and credit of the U.S. government, and so the potential credit risk and yield for the Fund are somewhat higher than for the Treasury Money Market Fund.

10


   While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may be unable to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the three Funds.

   Bear in mind that, while each Fund invests in high-quality money market instruments, the three Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             REPURCHASE AGREEMENTS

   A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) and at a specific price.
--------------------------------------------------------------------------------

[FLAG GRAPHIC] THE PRIME AND FEDERAL MONEY MARKET FUNDS RESERVE THE RIGHT TO
               INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

   Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another person. Or, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be sold to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value, or interest rate, is based on (or "derived" from) a traditional security (such as a stock or bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

[FLAG GRAPHIC] THE FUNDS RESERVE THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN
               FLOATING-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

   A floating-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) and are closely correlated to changes in money market interest rates.

   The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.

   In addition, each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities that cannot be readily resold or converted into cash.


COSTS AND MARKET-TIMING

The Vanguard Money Market Funds serve both short- and long-term investor needs; however, other Vanguard funds are intended for long-term investors only. Investors who engage in excessive in-and-out trading activity generate additional costs that are borne by all of a fund's shareholders. To minimize these costs, Vanguard's stock, bond, and balanced funds have adopted policies to discourage short-term trading -- which includes switching back and forth from the Vanguard Money Market Funds. Please check other Vanguard funds' prospectuses for specifics on the trading limitations of those funds. Also, all Vanguard funds, including the Money Market Funds, reserve the right to stop offering shares at any time or to reject specific purchase requests.


   THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD


The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $440 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISER


Vanguard Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the Prime, Federal, and Treasury Money Market Funds. For the fiscal year ended November 30, 1998, the investment advisory expenses for each Fund represented an effective annual rate of 0.01% of each Fund's average net assets.


   The Group places all orders for purchases and sales of Fund securities, and is directed to get the best available price and most favorable execution with respect to all transactions.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               The Funds' Adviser

Vanguard Fixed Income Group provides investment advisory services to more than 40 Vanguard funds; as of November 30, 1998, the Group managed more than $125 billion in assets.

   The managers responsible for the Funds' investments are:

   IAN A. MACKINNON, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

   ROBERT F. AUWAERTER, Principal of Vanguard and Fund Manager; has worked in investment management since 1978; has managed portfolio investments since 1979; B.S., University of Pennsylvania; M.B.A., Northwestern University.

   JOHN HOLLYER, Principal of Vanguard and Fund Manager; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

   DAVID R. GLOCKE, Principal of Vanguard and Fund Manager; has worked in investment management since 1991; has managed portfolio investments since 1997; B.S., University of Wisconsin.

   Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund Managers.

--------------------------------------------------------------------------------

12


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after the year 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.
--------------------------------------------------------------------------------


DIVIDENDS AND TAXES

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly. You can choose to receive your income distributions in cash, or you can have them automatically reinvested in more shares of the Fund. In either case, these distributions are taxable to you. It is important to note that distributions that are declared in December -- if paid to you by the end of January -- are taxed as if they had been paid in December. Vanguard will send you a statement each year showing the tax status of all of your distributions.

- Distributions of dividends may be subject to state and local taxes as well. However, depending on your state's tax rules, the portion of a Fund's dividends that come from U.S. Treasury securities and other "direct" U.S. Treasury obligations may be exempt from state and local income taxes. The Funds will notify you each year how much, if any, of your distribution may qualify for this exemption.

- As a Delaware business trust and a fund made up of direct U.S. government obligations, the Treasury Money Market Fund should be exempt from any intangibles taxes to the extent that its securities are direct U.S. government obligations. The Fund will notify you each year how much, if any, of the Fund's assets qualify for this exemption.


   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in one or more of the Funds.

   IMPORTANT NOTE: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Funds to do so.

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Each Fund's NAV is expected to remain at a constant $1. Although the stable share price is not guaranteed, the Funds are managed and securities are purchased to maintain that price.


   The instruments held by the Funds are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses.

   Newspapers typically list money market fund yields weekly, separately from listings for other mutual funds. Different newspapers use different abbreviations for the Funds, but the most common are VangPr, VangFdl, and VangTrsy.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Prime Money Market Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $1 per share. During the year, the Fund earned $.053 per share from investment income (interest and dividends).

   Shareholders received $.053 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income.

   The earnings ($.053 per share) minus the distributions ($.053 per share) resulted in a share price of $1 at the end of the year. Assuming that the shareholder had reinvested the distributions in the purchase of more shares, the total return from the Fund was 5.42% for the year.

   As of November 30, 1998, the Fund had $33.7 billion in net assets. For the year, its expense ratio was 0.33% ($3.30 per $1,000 of net assets); and its net investment income amounted to 5.28% of its average net assets.
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report -- along with each Fund's financial statements -- is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


---------------------------------------------------------------------------------------------------------------
                                                              VANGUARD PRIME MONEY MARKET FUND
                                                                     YEAR ENDED NOVEMBER 30,
                                                   1998          1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .053          .053          .052          .057          .038
  Net Realized and Unrealized Gain (Loss)
   on Investments                                    --            --            --            --            --
                                                ---------------------------------------------------------------
   Total from Investment Operations                .053          .053          .052          .057          .038
                                                ---------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.053)        (.053)        (.052)        (.057)        (.038)
  Distributions from Realized Capital Gains          --            --            --            --            --
                                                ---------------------------------------------------------------
   Total Distributions                            (.053)        (.053)        (.052)        (.057)        (.038)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
===============================================================================================================

TOTAL RETURN                                       5.42%         5.41%         5.31%         5.82%         3.87%
===============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)            $33,732       $26,480       $22,218       $18,764       $15,109
  Ratio of Total Expenses to
   Average Net Assets                              0.33%         0.32%         0.32%         0.32%         0.32%
  Ratio of Net Investment Income to
   Average Net Assets                              5.28%         5.28%         5.18%         5.64%         3.84%
===============================================================================================================


   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

14

----------------------------------------------------------------------------------------------------------------------------------
                                                                            VANGUARD FEDERAL MONEY MARKET FUND
                                                                                    YEAR ENDED NOVEMBER 30,
                                                             ---------------------------------------------------------------------
                                                                 1998           1997           1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .052           .052           .051           .056           .038
  Net Realized and Unrealized Gain (Loss) on Investments           --             --             --             --             --
                                                             ---------------------------------------------------------------------
   Total from Investment Operations                              .052           .052           .051           .056           .038
                                                             ---------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.052)         (.052)         (.051)         (.056)         (.038)
  Distributions from Realized Capital Gains                        --             --             --             --             --
                                                             ---------------------------------------------------------------------
   Total Distributions                                          (.052)         (.052)         (.051)         (.056)         (.038)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
==================================================================================================================================

TOTAL RETURN                                                     5.35%          5.35%          5.26%          5.77%          3.82%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                         $  4,263       $  3,495       $  3,100       $  2,637       $  2,196
  Ratio of Total Expenses to Average Net Assets                  0.33%          0.32%          0.32%          0.32%          0.32%
  Ratio of Net Investment Income to Average Net Assets           5.21%          5.22%          5.13%          5.61%          3.78%
==================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                             VANGUARD TREASURY MONEY MARKET FUND
                                                                                    YEAR ENDED NOVEMBER 30,
                                                                 1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .050           .050           .050           .053           .036
  Net Realized and Unrealized Gain (Loss) on Investments           --             --             --             --             --
                                                             --------------------------------------------------------------------
   Total from Investment Operations                              .050           .050           .050           .053           .036
                                                             --------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.050)         (.050)         (.050)         (.053)         (.036)
  Distributions from Realized Capital Gains                        --             --             --             --             --
                                                             --------------------------------------------------------------------
   Total Distributions                                          (.050)         (.050)         (.050)         (.053)         (.036)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
=================================================================================================================================

TOTAL RETURN                                                     5.06%          5.10%          5.11%          5.47%          3.63%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                         $  3,942       $  3,237       $  2,917       $  2,527       $  2,056
  Ratio of Total Expenses to Average Net Assets                  0.33%          0.32%          0.32%          0.32%          0.32%
  Ratio of Net Investment Income to Average Net Assets           4.94%          4.98%          4.99%          5.33%          3.59%
=================================================================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK GRAPHIC]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for each Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
CHECKWRITING
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
VANGUARD DIRECT DEPOSIT SERVICE(TM) [BOOK GRAPHIC]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD AUTOMATIC EXCHANGE SERVICE(TM) [BOOK GRAPHIC]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK GRAPHIC]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOK GRAPHIC]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK GRAPHIC]
Toll-free 24-hour access to Vanguard fund and account information -- as well as some transactions -- by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com  [COMPUTER GRAPHIC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

-  Open a new account.*


-  Buy, sell, or exchange shares of most funds.


-  Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

16


TYPES OF ACCOUNTS


Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK GRAPHIC]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK GRAPHIC]
Open a Traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK GRAPHIC]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


BUYING SHARES

You buy your Fund shares at a net asset value of $1 per share. Before it can begin earning dividends, your investment must be converted to federal funds, which usually takes one business day. ("Federal funds" are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs; fund advisers must use federal funds to pay for the securities they buy.) Because of this conversion period, your fund account will be credited on the business day following the day we receive your check. You will begin earning dividends on your investment on the next calendar day. For example, if we receive your check before the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on a Thursday, your account will be credited the next business day (Friday) and you will begin earning dividends on Saturday.

Each of the Funds is offered on a no-load basis, meaning that you do not pay sales commissions or 12b-1 distribution fees.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES

Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE GRAPHIC]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group -- (insert appropriate Fund number; see below)
Vanguard Prime Money Market Fund -- 30
Vanguard Federal Money Market Fund -- 33
Vanguard Treasury Money Market Fund -- 50

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [PHONE GRAPHIC]

open a new account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.

--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT  [WIRE GRAPHIC]

Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

18

In favor of:
Vanguard Prime Money Market Fund -- 30
Vanguard Federal Money Market Fund -- 33
Vanguard Treasury Money Market Fund -- 50
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]


If you buy fund shares through a federal funds wire, your investment begins earning dividends the next calendar day. You can begin earning dividends immediately if you notify Vanguard by 10:45 a.m. Eastern time that you intend to make a wire purchase that day.
--------------------------------------------------------------------------------
  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.


--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

Redeeming Shares

This section describes how you can redeem -- that is, sell or exchange -- a Fund's shares.

When Selling Shares:

-  Vanguard sends the redemption proceeds to you or a designated third party.*

-  You can sell all or part of your Fund shares at any time.


*May require a signature guarantee; see footnote on page 21.


When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.

-  You must meet the receiving fund's minimum investment requirements.

- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------


HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.

--------------------------------------------------------------------------------
ONLINE REQUESTS  [COMPUTER GRAPHIC]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

   NOTE: The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
TELEPHONE REQUESTS  [PHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day -- or Client Services during business hours -- to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can exchange -- but not sell -- shares by calling Tele-Account or Client Services.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

  [CHECKMARK] The ten-digit account number.

  [CHECKMARK] The name and address exactly as registered on the account.

  [CHECKMARK] The primary Social Security or employer identification number as registered on the account.

  [CHECKMARK] The Personal Identification Number, if applicable.

   Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------

A NOTE ON UNUSUAL CIRCUMSTANCES

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE GRAPHIC]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

20

Vanguard Retirement Accounts:
For information on how to request distributions from:

-  Traditional IRAs and Roth IRAs -- call Client Services.

- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans -- call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

--------------------------------------------------------------------------------
CHECK REQUESTS [CHECK GRAPHIC]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds -- up to seven days -- if the amount will disrupt a Fund's operation or performance.

   If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------


OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE GRAPHIC]

The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION

For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

        [CHECKMARK] The Fund name and account number.

        [CHECKMARK] The amount of the transaction (in dollars or shares).

        [CHECKMARK] Signatures of all owners exactly as registered on the account (for mail requests).

        [CHECKMARK] Signature guarantees (if required).*

        [CHECKMARK] Any supporting legal documentation that may be required.

        [CHECKMARK] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.


--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

--------------------------------------------------------------------------------
ALL TRADES FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1110                       455 Devon Park Drive
Valley Forge, PA 19482-1110         Wayne, PA 19087-1815

22

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

   In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Funds' financial statements which include a listing of the Fund's holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address -- instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares;
confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY            [BOOK GRAPHIC]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in January and July for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------

CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

GLOSSARY OF INVESTMENT TERMS

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION

If you'd like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
www.vanguard.com



If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-662-2738

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Vanguard Prime and Federal Money Market Funds' Investment Company Act file number: 811-2554

Vanguard Treasury Money Market Fund's Investment Company Act file number:
811-7803



(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P030N-03/19/1999

VANGUARD PRIME MONEY MARKET FUND
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD TREASURY MONEY MARKET FUND

Participant Prospectus
March 19, 1999

A Group of Money Market Mutual Funds

CONTENTS

 1  FUND PROFILES

    1  Vanguard Prime Money Market Fund

    4  Vanguard Federal Money Market Fund

    6  Vanguard Treasury Money Market Fund

 8  MORE ON THE FUNDS

11  THE FUNDS AND VANGUARD

11  INVESTMENT ADVISER

12  YEAR 2000 CHALLENGE

12  DIVIDENDS AND TAXES

12  SHARE PRICE

13  FINANCIAL HIGHLIGHTS

15  INVESTING WITH VANGUARD

15  ACCESSING FUND INFORMATION BY COMPUTER

GLOSSARY (inside back cover)


WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and policies of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.


IMPORTANT NOTE

The Prime Money Market Fund features two separate classes of shares: Investor Shares and Institutional Shares. Prime Money Market Fund Investor Shares has an investment minimum of $3,000, and is available through this prospectus (for participants in employer-sponsored retirement or savings plans) and through a separate prospectus (for individual investors). Prime Money Market Fund Institutional Shares has an investment minimum of $10 million, and is available through a separate prospectus. Prime Money Market Fund Investor Shares and Prime Money Market Fund Institutional Shares do not have the same expenses; as a result, the performance of these separate classes could differ.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE--VANGUARD PRIME MONEY MARKET FUND

The following profile summarizes key features of Vanguard Prime Money Market
Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with a maturity of 397 days or less, and by maintaining an average maturity of 90 days or less. To be considered high quality, a security is generally rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. For more information about security selection, see pages 8-10.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.


   AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
--------------------------------------------------------------------------------
 9.39%   8.27%   6.14%   3.74%   3.01%   4.08%   5.82%   5.29%   5.44%   5.38%
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 2.43% (quarter ended June 30, 1989 ) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

2

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                              1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Vanguard Prime Money Market Fund               5.38%         5.20%         5.64%
Lipper Money Market Fund Average               4.84          4.71          5.16
--------------------------------------------------------------------------------

   If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                       None
Sales Charge (Load) Imposed on Reinvested Dividends:                            None
Redemption Fees:                                                                None
Exchange Fees:                                                                  None


ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                           0.29%
12b-1 Distribution Fees:                                                        None
Other Expenses:                                                                0.04%

           TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.33%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


--------------------------------------------------------------------------------
          1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
            $34               $106              $185              $418
--------------------------------------------------------------------------------


   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS
Declared daily and paid on the first business day of each month

INVESTMENT ADVISER
Vanguard Fixed Income Group, Valley Forge, Pa., since
1981

INCEPTION DATE
June 4, 1975


NET ASSETS AS OF NOVEMBER 30, 1998
$33.7 billion


NEWSPAPER ABBREVIATION*
VangPr

VANGUARD FUND NUMBER
030

CUSIP NUMBER
922906201

Ticker Symbol
VMMXX

*Money market funds are listed separately from other newspaper mutual fund listings.

4

FUND PROFILE--VANGUARD FEDERAL MONEY MARKET FUND

The following profile summarizes key features of Vanguard Federal Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests in high-quality, short-term money market instruments whose interest and principal payments are backed by the full faith and credit of the U.S. government, or by an agency of the government (these agency securities do not have the same backing). The Fund will maintain an average maturity of 90 days or less. For more information about security selection, see pages 8-10.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.


   AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
--------------------------------------------------------------------------------
   9.15%   8.07%   5.96%   3.68%   2.98%   4.03%   5.77%   5.24%   5.38%   5.31%
--------------------------------------------------------------------------------



   During the period shown in the bar chart, the highest return for a calendar quarter was 2.37% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                     1 YEAR    5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Vanguard Federal Money Market Fund                    5.31%      5.14%     5.54%
Lipper U.S. Government Money Market Fund Average      4.89       4.67      5.08
--------------------------------------------------------------------------------

    If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                       None
Sales Charge (Load) Imposed on Reinvested Dividends:                            None
Redemption Fees:                                                                None
Exchange Fees:                                                                  None


ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                           0.29%
12b-1 Distribution Fees:                                                        None
Other Expenses:                                                                0.04%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.33%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


--------------------------------------------------------------------------------
        1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
          $34               $106              $185              $418
--------------------------------------------------------------------------------


         THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS
Declared daily and paid on the first business day of each month

INVESTMENT ADVISER
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 13, 1981


NET ASSETS AS OF NOVEMBER 30, 1998
$4.3 billion


NEWSPAPER ABBREVIATION*
VangFdl

VANGUARD FUND NUMBER
033

CUSIP NUMBER
922906300

TICKER SYMBOL
VMFXX

*Money market funds are listed separately from other newspaper mutual fund listings.

6


FUND PROFILE--VANGUARD TREASURY MONEY MARKET FUND

The following profile summarizes key features of Vanguard Treasury Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the Fund's assets may be invested in securities issued by the U.S. Treasury and other government agencies. The Fund will maintain an average maturity of 90 days or less. For more information about security selection, see pages 8-10.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.


   AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
--------------------------------------------------------------------------------
   8.87%   7.94%   5.73%   3.53%   2.86%   3.81%   5.49%   5.09%   5.12%   5.00%
--------------------------------------------------------------------------------



   During the period shown in the bar chart, the highest return for a calendar quarter was 2.26% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.69% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                     1 YEAR    5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Vanguard Treasury Money Market Fund                   5.00%     4.90%      5.33%
Lipper U.S. Treasury Money Market Fund Average        4.69      4.61       5.08
--------------------------------------------------------------------------------

   If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                       None
Sales Charge (Load) Imposed on Reinvested Dividends:                            None
Redemption Fees:                                                                None
Exchange Fees:                                                                  None


ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                           0.29%
12b-1 Distribution Fees:                                                        None
Other Expenses:                                                                0.04%

           TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.33%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


--------------------------------------------------------------------------------
         1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $34               $106              $185              $418
--------------------------------------------------------------------------------


   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS
Declared daily and paid on the first business day of each month

INVESTMENT ADVISER
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

INCEPTION DATE
March 9, 1983


NET ASSETS AS OF NOVEMBER 30, 1998
$3.9 billion


NEWSPAPER ABBREVIATION*
VangTrsy

VANGUARD FUND NUMBER
050

CUSIP NUMBER
921948105

TICKER SYMBOL
VMPXX

*Money market funds are listed separately from other newspaper mutual fund listings.

8

                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard Money Market Funds, including market exposure, security selection, and costs and market-timing. You will also find detailed risk information about the Funds throughout these sections.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments--also known as cash reserves--that are considered short-term (that is, they mature in 13 months or less). Each Fund will maintain an average maturity of 90 days or less.

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE POSSIBILITY THAT A FUND'S DIVIDENDS (THAT IS, INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. BECAUSE THE FUNDS' INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH FOR ALL THREE FUNDS.

   To illustrate how the yields of short-term securities can fluctuate as interest rates rise and fall, the following chart shows month-end yields for short-term securities (as represented by 90-day Treasury bills) and long-term securities (as represented by 30-year U.S. Treasury bonds) over the past five years.

--------------------------------------------------------------------------------
             SHORT-TERM AND LONG-TERM MONTH-END YIELDS (1994-1998)
--------------------------------------------------------------------------------
                              [LINE GRAPH OMITTED]

--------------------------------------------------------------------------------
These yields reflect past performance; you should not regard them as an indication of future returns from either Treasury bills or bonds as a whole, or any of the Funds in particular.
--------------------------------------------------------------------------------

SECURITY SELECTION

Vanguard Fixed Income Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (for example, the U.S. government, U.S. government agencies, financial institutions). The Funds are generally managed without regard to tax ramifications.

                                PLAIN TALK ABOUT

                                 CREDIT QUALITY


A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.

PLAIN TALK ABOUT

CONVERSION PERIOD FOR MONEY MARKET FUNDS

Before it can begin earning dividends, your investment in a money market fund must be converted to "federal funds," which are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs--and which fund advisers must use to pay for the securities they buy. Conversion of your money market investment to federal funds is done by the fund management and usually takes one business day. Because of this conversion period, your money market account will be credited on the business day following the day your investment is received. You will begin earning dividends on your investment on the next calendar day. For example, if your check is received on a Thursday before the close of trading on the New York Stock Exchange, your account will be credited the next business day (Friday) and you will begin earning dividends on Saturday.

[FLAG GRAPHIC]  EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE POSSIBILITY
                THAT THE ADVISER MAY DO A POOR JOB OF SELECTING SECURITIES.


   The Prime Money Market Fund invests primarily in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a corporation with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's, and in securities that are considered suitable for the Federal Money Market Fund (see below).

   The Prime Money Market Fund may also invest in Eurodollar and Yankee obligations, which are primarily certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the possibility that a foreign government will not let U.S. dollar-denominated assets leave the country; the possibility that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and the possibility that adverse political or economic developments will affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as the issuers of domestic securities.


   The Federal Money Market Fund invests in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government or by an agency of the government (these agency securities may not be backed by the full faith and credit of the U.S. government). These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, the Tennessee Valley Authority, and the Federal Land Bank.

   The Treasury Money Market Fund invests solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities. The remainder of the Fund's assets may include securities issued by the U.S. Treasury and other government agencies, such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.


[FLAG GRAPHIC]   EACH FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK,
                 WHICH IS THE POSSIBILITY THAT THE ISSUER OF A SECURITY WILL BE
                 UNABLE TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


   The three Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.

   In relative terms, the Treasury Money Market Fund, which invests in securities backed by the full faith and credit of the U.S. government, offers the lowest credit risk--and generally the lowest yield--of the three Funds.

   Not all of the securities included in the Federal Money Market Fund are backed by the full faith and credit of the U.S. government, and so the potential credit risk and yield for the Fund are somewhat higher than for the Treasury Money Market Fund.

10


   While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may be unable to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the three Funds.

   Bear in mind that, while each Fund invests in high-quality money market instruments, the three Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

                                PLAIN TALK ABOUT

                             REPURCHASE AGREEMENTS

A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) and at a specific price.

                                PLAIN TALK ABOUT

                                  DERIVATIVES

A derivative is a financial contract whose value, or interest rate, is based on (or "derived" from) a traditional security (such as a stock or bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).

[FLAG GRAPHIC] THE PRIME AND FEDERAL MONEY MARKET FUNDS RESERVE THE RIGHT TO
               INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

   Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another person. Or, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be sold to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG GRAPHIC] THE FUNDS RESERVE THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN
               FLOATING-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

   A floating-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) and are closely correlated to changes in money market interest rates.

   The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.

   In addition, each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities that cannot be readily resold or converted into cash.

COSTS AND MARKET-TIMING


The Vanguard Money Market Funds serve both short- and long-term investor needs; however, other Vanguard funds are intended for long-term investors only. Investors who engage in excessive in-and-out trading activity generate additional costs that are borne by all of a fund's shareholders. To minimize these costs, Vanguard's stock, bond, and balanced funds have adopted policies to discourage short-term trading--which includes switching back and forth from the Vanguard Money Market Funds. Please check other Vanguard funds' prospectuses for specifics on the trading limitations of those funds. Also, all Vanguard funds, including the Money Market Funds, reserve the right to stop offering shares at any time or to reject specific purchase requests.


   THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

                                PLAIN TALK ABOUT

                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

THE FUNDS AND VANGUARD


The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $440 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISER


   Vanguard Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the Prime, Federal, and Treasury Money Market Funds. For the fiscal year ended November 30, 1998, the investment advisory expenses for each Fund represented an effective annual rate of 0.01% of each Fund's average net assets.


   The Group places all orders for purchases and sales of Fund securities, and is directed to get the best available price and most favorable execution with respect to all transactions.

                                PLAIN TALK ABOUT

                               THE FUNDS' ADVISER


Vanguard Fixed Income Group provides investment advisory services to more than 40 Vanguard funds; as of November 30, 1998, the Group managed more than $125 billion in assets.

   The managers responsible for the Funds' investments are:

   IAN A. MACKINNON, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

   ROBERT F. AUWAERTER, Principal of Vanguard and Fund Manager; has worked in investment management since 1978; has managed portfolio investments since 1979; B.S., University of Pennsylvania; M.B.A., Northwestern University.

   JOHN HOLLYER, Principal of Vanguard and Fund Manager; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

   DAVID R. GLOCKE, Principal of Vanguard and Fund Manager; has worked in investment management since 1991; has managed portfolio investments since 1997; B.S., University of Wisconsin.

   Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund Managers.

12


YEAR 2000 CHALLENGE The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after the year 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

DIVIDENDS AND TAXES

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly.

   Dividend distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Description, or your tax adviser about the tax consequences of an investment in any of the Funds and of any plan withdrawals.

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Each Fund's NAV is expected to remain at a constant $1. Although the stable share price is not guaranteed, the Funds are managed and securities are purchased to maintain that price.


   The instruments held by the Funds are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses.

   Newspapers typically list money market fund yields weekly, separately from listings for other mutual funds. Different newspapers use different abbreviations for the Funds, but the most common are VANGPR, VANGFDL, and VANGTRSY.

PLAIN TALK ABOUT

DISTRIBUTIONS


As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


------------------------------------------------------------------------------------------------------------------------------
                                                                         Vanguard Prime Money Market Fund
                                                                               YEAR ENDED NOVEMBER 30,
                                               -------------------------------------------------------------------------------
                                                      1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .053             .053             .052             .057             .038
  Net Realized and Unrealized Gain (Loss)
   on Investments                                     --               --               --               --               --
                                               -------------------------------------------------------------------------------
   Total from Investment Operations                   .053             .053             .052             .057             .038
                                               -------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.053)           (.053)           (.052)           (.057)           (.038)
  Distributions from Realized Capital Gains           --               --               --               --               --
                                               -------------------------------------------------------------------------------
   Total Distributions                               (.053)           (.053)           (.052)           (.057)           (.038)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
==============================================================================================================================

TOTAL RETURN                                          5.42%            5.41%            5.31%            5.82%            3.87%
==============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)           $    33,732      $    26,480      $    22,218      $    18,764      $    15,109
  Ratio of Total Expenses to
   Average Net Assets                                 0.33%            0.32%            0.32%            0.32%            0.32%
  Ratio of Net Investment Income to
   Average Net Assets                                 5.28%            5.28%            5.18%            5.64%            3.84%
==============================================================================================================================


   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.


PLAIN TALK ABOUT

HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


This explanation uses the Prime Money Market Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $1 per share. During the year, the Fund earned $.053 per share from investment income (interest and dividends).

    Shareholders received $.053 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income.

    The earnings ($.053 per share) minus the distributions ($.053 per share) resulted in a share price of $1 at the end of the year. Assuming that the shareholder had reinvested the distributions in the purchase of more shares, the total return from the Fund was 5.42% for the year.

    As of November 30, 1998, the Fund had $33.7 billion in net assets. For the year, its expense ratio was 0.33% ($3.30 per $1,000 of net assets); and its net investment income amounted to 5.28% of its average net assets.

14


---------------------------------------------------------------------------------------------------------------------------------
                                                                               Vanguard Federal Money Market Fund
                                                                                       YEAR ENDED NOVEMBER 30,
                                                           ----------------------------------------------------------------------
                                                                 1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .052           .052           .051           .056           .038
  Net Realized and Unrealized Gain (Loss) on Investments           --             --             --             --             --
                                                           ----------------------------------------------------------------------
   Total from Investment Operations                              .052           .052           .051           .056           .038
                                                           ----------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.052)         (.052)         (.051)         (.056)         (.038)
  Distributions from Realized Capital Gains                        --             --             --             --             --
                                                           ----------------------------------------------------------------------
   Total Distributions                                          (.052)         (.052)         (.051)         (.056)         (.038)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
=================================================================================================================================


TOTAL RETURN                                                     5.35%          5.35%          5.26%          5.77%          3.82%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                       $    4,263     $    3,495     $    3,100     $    2,637     $    2,196
  Ratio of Total Expenses to Average Net Assets                  0.33%          0.32%          0.32%          0.32%          0.32%
  Ratio of Net Investment Income to Average Net Assets           5.21%          5.22%          5.13%          5.61%          3.78%
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                             Vanguard Treasury Money Market Fund
                                                                                    YEAR ENDED NOVEMBER 30,
                                                           ----------------------------------------------------------------------
                                                                 1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .050           .050           .050           .053           .036
  Net Realized and Unrealized Gain (Loss) on Investments           --             --             --             --             --
                                                           ----------------------------------------------------------------------
   Total from Investment Operations                              .050           .050           .050           .053           .036
                                                           ----------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.050)         (.050)         (.050)         (.053)         (.036)
  Distributions from Realized Capital Gains                        --             --             --             --             --
                                                           ----------------------------------------------------------------------
   Total Distributions                                          (.050)         (.050)         (.050)         (.053)         (.036)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
=================================================================================================================================

TOTAL RETURN                                                     5.06%          5.10%          5.11%          5.47%          3.63%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Year (Millions)                       $    3,942     $    3,237     $    2,917     $    2,527     $    2,056
  Ratio of Total Expenses to Average Net Assets                  0.33%          0.32%          0.32%          0.32%          0.32%
  Ratio of Net Investment Income to Average Net Assets           4.94%          4.98%          4.99%          5.33%          3.59%
=================================================================================================================================




"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

INVESTING WITH VANGUARD


One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.


- If you have any questions about a Fund or Vanguard, including the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

EXCHANGES


The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice.


ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

(This page intentionally left blank.)

GLOSSARY OF INVESTMENT TERMS

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[LOGO THE VANGUARD GROUP(R)]

Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
www.vanguard.com




INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Vanguard Prime and Federal Money Market Funds' Investment Company Act file number: 811-2554

Vanguard Treasury Money Market Fund's Investment Company Act file number: 811-7803


(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.


I030N-03/19/1999

                                     PART B

                             VANGUARD TREASURY FUND

                                 (THE "TRUST")

                      STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 19, 1999


     This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus (dated March 19, 1999). To obtain the Prospectus or an additional Annual Report to Shareholders, which contains the Fund's financial statements as hereby incorporated by reference, please call the Investor Information Department:


                                 1-800-662-7447

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Description of the Trust....................................  B-1
Investment Policies.........................................  B-3
Fundamental Investment Limitations..........................  B-4
Yield and Total Return......................................  B-5
Calculation of Yield........................................  B-6
Share Price.................................................  B-6
Purchase of Shares..........................................  B-7
Redemption of Shares........................................  B-7
Comparative Indexes.........................................  B-8
Management of the Trust.....................................  B-10
Financial Statements........................................  B-13
Description of Securities and Ratings.......................  B-13

                            DESCRIPTION OF THE TRUST

ORGANIZATION

     The Trust was organized as a Delaware business trust in August, 1996. Prior to its organization as a Delaware business trust, the Trust operated as the U.S. Treasury Portfolio of Vanguard Money Market Reserves, a separate investment company. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It currently offers the following fund and class of shares: Vanguard Treasury Money Market Fund (the "Fund").

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the Trust's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent accountants. The accountants audit the Trust's financial statements and provide other related services.


     TRANSFER AND DIVIDEND-PAYING AGENT. The Fund's transfer agent and dividend-paying agent is The Vanguard Group, Inc,. 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE TRUST'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.


     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable fund of the Trust.


     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Trust.



     CONVERSION RIGHTS. There are no conversion rights associated with shares of the Trust.


     REDEMPTION PROVISIONS. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS.  The Trust has no sinking fund provisions.


     CALLS OR ASSESSMENT. The Trust's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE TRUST

     The Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, a fund must comply with certain requirements. If it fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

     The following policies supplement the investment objective and policies set forth in the Trust's Prospectus:

     LENDING OF SECURITIES. The Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the Investment Company Act of 1940, and the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees.

     VANGUARD INTERFUND LENDING PROGRAM. The SEC has issued an exemptive order permitting the Fund to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

     ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     The Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities -- meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

                       FUNDAMENTAL INVESTMENT LIMITATIONS


     The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of the Fund's shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.


     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of Fund securities. When borrowing exceeds 5% of the Fund's net assets, the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income.

     COMMODITIES. The Fund may not invest in commodities or commodity contracts.

     DIVERSIFICATION. The Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. The Fund may, however, invest in a single issuer as permitted by the Securities and Exchange Commission (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days).

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry, provided that there is no limitation with respect to investments in United States Treasury Bills, other obligations issued or guaranteed by the Federal Government, its agencies and instrumentalities or certificates of deposit or banker's acceptances of domestic institutions.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.


     LOANS. The Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest, or through Vanguard's interfund lending program; provided, however, that the Fund may make loans through its interfund lending facility; and provided further that the Fund may not enter into repurchase agreements if, as a result thereof, more than 10% of the net assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven days.


     MARGIN. The Fund may not purchase securities on margin or sell securities short.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. The Fund may pledge, mortgage or hypothecate its assets in an amount up to 15% of its net assets, but only to secure borrowings for temporary or emergency purposes.

     PUT, CALL, STRADDLE, SPREAD OPTIONS. The Fund may not write or invest in put, call, straddle, or spread options.

     REAL ESTATE. The Fund may not invest directly in real estate, or real estate investment trust securities.

     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.


     None of these limitations prevents the Fund from participating in The Vanguard Group ("Vanguard"). Because the Trust is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Trust" for more information.


     The above-mentioned investment limitations are considered at the time investment securities are purchased.

                             YIELD AND TOTAL RETURN

     The yield of the Fund for the 7-day period ended November 30, 1998 is set forth below. Yields are calculated daily for the Fund.


Treasury Money Market Fund..................................  4.47%


     The average annual total return of the Portfolio for the one-, three-, five- and ten-year periods ending November 30, 1998 is set forth below:


                                  1 YEAR ENDED    3 YEARS ENDED    5 YEARS ENDED    10 YEARS ENDED
                                   11/30/1998      11/30/1998       11/30/1998        11/30/1998
                                  ------------    -------------    -------------    --------------
Treasury Money Market Fund......     5.06%           5.09%            4.87%             5.36%


     Total return is computed by finding the average compounded rates of return over the periods set forth above that would equate an initial amount invested at the beginning of the periods to the ending redeemable value of the investment.

AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)(1/n)-1

     Where:
          T    =  average annual total return
          P    =  a hypothetical initial investment of $1,000
          n    =  number of years
        ERV    =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

CUMULATIVE TOTAL RETURN

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

     Where:
          C    =  cumulative total return
          P    =  a hypothetical initial investment of $1,000
        ERV    =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                              CALCULATION OF YIELD

     The current yield of the Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Fund by adding 1 to the net change, raising the sum to the 365/7 power, and subtracting 1 from the result.

     Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Fund for the 7-day base period ended November 30, 1998.


                                                              TREASURY MONEY
                                                               MARKET FUND
                                                              --------------
                                                                11/30/1998
                                                                ----------
Value of account at beginning of period.....................     $1.00000
Value of same account at end of period*.....................      1.00086
                                                                 --------
Net Change in account value.................................     $ .00086
Annualized Current Net Yield (Net
  Change X 365/7) / average net asset value.................         4.47%
Effective Yield [(Net Change)+1](365/7)-1...................         4.57%
Average Weighted Maturity of Investments....................      73 Days


---------------
*Exclusive of any capital changes and income other than investment income.

     The net asset value of a share of the Fund is $1.00 and it is not expected to fluctuate. However, the yield of the Fund will fluctuate. The Trust has obtained private insurance that partially protects the Treasury Money Market Fund against default of principal or interest payments on the instruments it holds, and against bankruptcies by issuers of instruments and credit enhancers on instruments. Treasury and other U.S. Government securities held by the Fund are excluded from this coverage. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Trust and other factors. Yields are one basis investors may use to analyze the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset values and calculating yields.

                                  SHARE PRICE

     The Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

     It is the policy of the Fund to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by the Fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if it sold the instrument.

     The use of amortized cost and the maintenance of the Fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the Investment Company Act of 1940. As a condition of operating under that rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the Trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the Trustees to be of comparable quality.

                               PURCHASE OF SHARES

     The Trust reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Trust's shares.

                              REDEMPTION OF SHARES

     The Trust may suspend redemption privileges for the Fund or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by the Fund for redemptions; except for wire withdrawals in amounts less than $5,000 which will be subject to a maximum charge of $5.00. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

                              COMPARATIVE INDEXES

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

     Vanguard Treasury Fund may use one or more of the following unmanaged indexes for comparative performance purposes:


STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX -- includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.


STANDARD & POOR'S MIDCAP 400 INDEX -- is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX -- contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX -- contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

WILSHIRE 5000 EQUITY INDEX -- consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX -- consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 3000 STOCK INDEX -- a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX -- composed of the 2,000 smallest stocks contained in the Russell 3000, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000(R) VALUE INDEX -- contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

RUSSELL 1000 VALUE INDEX -- consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios comprising 50% of the market capitalization of the Russell 1000.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX -- is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX -- currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX -- consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND INDEX -- is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX -- consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN CORPORATE (BAA) BOND INDEX -- all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX -- is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX -- is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX -- is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX -- is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX -- 70% Standard & Poor's 500 Index and 30% NASDAQ Industrial Index.

COMPOSITE INDEX -- 65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX -- 65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN LONG-TERM CORPORATE AA OR BETTER BOND INDEX -- consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $4 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $700 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $900 billion.


LIPPER SMALL COMPANY GROWTH FUND AVERAGE -- the average performance of small company growth funds as defined by Lipper, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Trusts that constituted the Group at its inception.)



LIPPER BALANCED FUND AVERAGE -- an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper, Inc.



LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE -- an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper, Inc.



LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE -- an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper, Inc.



LIPPER GENERAL EQUITY FUND AVERAGE -- an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper, Inc.



LIPPER FIXED INCOME FUND AVERAGE -- an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper, Inc.

                            MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

     The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group. Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
---------------

*Officers of the Trust are "interested persons" as defined in the Investment
 Company Act of 1940.

THE VANGUARD GROUP

     The Trust is a member of The Vanguard Group of Investment Companies, which consists of more than 30 investment companies (the "Trusts"). Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain of the Vanguard Trusts.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the Board of Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing and custodian fees.

     The Trust's Officers are also Officers and employees of Vanguard. No Officer or employee owns, or is permitted to own, any securities of any external adviser for the Trusts.

     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.


     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At November 30, 1998, Vanguard Treasury Money Market Fund had contributed capital of $728,000 to Vanguard, representing 0.02% of the Fund's net assets and 1.0% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Trust may be called upon to invest up to 0.40% of its current assets in Vanguard and (b) there is no other limitation on the dollar amount that each Vanguard Trust may contribute to Vanguard's capitalization.



     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.


     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.


     One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.



     During the fiscal years ended November 30, 1996, 1997, and 1998, the Fund incurred the following amounts of The Vanguard Group's management (including transfer agency), distribution and marketing expenses: $8,198,000, $9,310,000, and $11,151,000, respectively.



     INVESTMENT ADVISORY SERVICES. Vanguard also provides the Trust and several other Vanguard Trusts with investment advisory services. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Trusts utilizing these services. During the years ended November 30, 1996, 1997, and 1998, the Fund incurred approximately $338,000, $466,000, and $453,000 respectively, of Vanguard's expenses relating to investment advisory services.


TRUSTEE COMPENSATION

     The individuals in the following table serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensation. The Funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

     INDEPENDENT TRUSTEES.  The Trusts compensate their independent
Trustees -- that is, the ones who are not also officers of the Trust -- in three ways:

     - The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

     - The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

     - Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEES. The Trusts' interested Trustees -- Messrs. Bogle and Brennan -- receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. For the Fund, we list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended November 30, 1998.

                             VANGUARD TREASURY FUND
                               COMPENSATION TABLE


                                              PENSION OR RETIREMENT
                                AGGREGATE      BENEFITS ACCRUED AS       ESTIMATED         TOTAL COMPENSATION
                               COMPENSATION       PART OF TRUST       ANNUAL BENEFITS   FROM ALL VANGUARD TRUSTS
      NAMES OF TRUSTEES         FROM TRUST          EXPENSES          UPON RETIREMENT     PAID TO TRUSTEES(1)
      -----------------        ------------   ---------------------   ---------------   ------------------------
John C. Bogle                      None               None                   None                  None
John J. Brennan                    None               None                   None                  None
Barbara Barnes Hauptfuhrer(2)      $787               $106                $15,000               $75,000
JoAnn Heffernan Heisen             $328               $ 46                $15,000               $31,250
Robert E. Cawthorn(2)              $394               $ 71                $ 6,000               $37,500
Bruce K. MacLaury                  $826               $ 80                $12,000               $70,000
Burton G. Malkiel                  $793               $ 77                $15,000               $75,000
Alfred M. Rankin, Jr.              $787               $ 56                $15,000               $75,000
John C. Sawhill                    $787               $ 71                $15,000               $75,000
James O. Welch, Jr.                $787               $ 82                $15,000               $75,000
J. Lawrence Wilson                 $787               $ 59                $15,000               $75,000


(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).
(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, effective May 31, 1998 and December 31, 1998, respectively.

                              FINANCIAL STATEMENTS

     The Vanguard Treasury Money Market Fund's financial statements as of and for the year ended November 30, 1998, including the financial highlights for each of the five fiscal years in the period ended November 30, 1998, appearing in the Vanguard Treasury Money Market Fund's 1998 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Trust's Annual Report to Shareholders, which may be obtained without charge.

                     DESCRIPTION OF SECURITIES AND RATINGS

DESCRIPTION OF U.S. GOVERNMENT SECURITIES

     As used in this prospectus, the term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

     U.S. Treasury Securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

                                     PART C
                             VANGUARD TREASURY FUND
                               OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Declaration of Trust*
     (b)  By-Laws*

     (c) Reference is made to Articles III and V of the Registrant's Declaration of Trust

     (d)  Not Applicable
     (e)  Not Applicable
     (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
     (g)  Custodian Agreement*
     (h)  Amended and Restated Funds' Service Agreement*
     (i)   Legal Opinion*

     (j)   Consent of Independent Accountants+

     (k)  Not Applicable
     (l)   Not Applicable
     (m) Not Applicable
     (n)  Financial Data Schedule+
     (o)  Not Applicable
---------------

 *Filed Previously

 +Filed Herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

     The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Trusts in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Not Applicable

     (b) Not Applicable

     (c) Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106.

ITEM 29. MANAGEMENT SERVICES

     Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 5th day of March, 1999.


VANGUARD TREASURY FUND

BY: (Heidi Stam)
    John C. Bogle*, Senior Chairman

    March 5, 1999


BY: (Heidi Stam)
    John J. Brennan*, Chairman & Chief Executive Officer

    March 5, 1999


BY: (Heidi Stam)
    JoAnn Heffernan Heisen*, Trustee

    March 5, 1999


BY: (Heidi Stam)
    Bruce K. MacLaury, Trustee

    March 5, 1999


BY: (Heidi Stam)
    Burton G. Malkiel*, Trustee

    March 5, 1999


BY: (Heidi Stam)
    Alfred M. Rankin, Jr.*, Trustee

    March 5, 1999


BY: (Heidi Stam)
    John C. Sawhill*, Trustee

    March 5, 1999


BY: (Heidi Stam)
    James O. Welch, Jr.*, Trustee

    March 5, 1999


BY: (Heidi Stam)
    J. Lawrence Wilson*, Trustee

    March 5, 1999


BY: (Heidi Stam)
    Thomas J. Higgins*, Treasurer and Principal
    Financial Officer and Accounting Officer

    March 5, 1999



*By Power of Attorney. See File Number 33-4424, Filed on January 25, 1999. Incorporated by Reference.

                             VANGUARD TREASURY FUND

                               INDEX TO EXHIBITS


Consent of Independent Accountants..........................   EX-99.BJ
Financial Data Schedule.....................................   EX-99.BN